RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

a.Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2017	2018	2019
	RMB	RMB	RMB
Balance netting off with Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center (Note i)	—	(1,013)	(572)
Service provided to Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	—	950	950
Service (purchased from) Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	—	(461)	—
Service (purchased from) URSUS Information Technology (Beijing) Company Limited , an entity significantly influenced by a member of management team of the Company	—	(428)	(873)
Compensation to non-executive directors of the board of the Company (Note ii)	—	279	—

Note (i) In 2018 and 2019, have reached agreements to net off and settle the amounts due to Shangdong Shichuang Software Engineering Co., Ltd.  in the amount of RMB 1,013 and RMB 572, respectively.

Note (ii) The compensation was for the services from the non-executive directors of the board to the Company for the year ended December 31, 2018. Compensation of the non-executive directors for the year ended December 31, 2019 was disclosed in Item 6 Directors, Senior Management and Employees – B. Compensation.

b.The Group had the following balances with related parties:

	Amounts due from a related party		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2018	2019	2018	2019
	RMB	RMB	RMB	RMB
Entity controlled by Executive Principal of Ambow Research Center - Shandong Shichuang Software Engineering Co., Ltd. (Note a. i)	—	—	2,417	1,845
Entity significantly influenced by a member of management team of the Company - Beijing QC Technology Company Limited	1,105	2,028	—	126
Entity significantly influenced by a member of management team of the Company - URSUS Information Technology (Beijing) Company Limited	—	202	—	—
Entity significantly influenced by a member of management team of the Company - Beijing HJRT Technology Co, Ltd	—	88	—	—
Non-executive directors of the board of the Company (Note a. ii)	—	—	279	—
	1,105	2,318	2,696	1,971